Advance to Suppliers - Schedule of Advance to Suppliers (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Advance to Suppliers [Abstract]
Cost of premium business solutions revenue			$ 70,504
Prepaid service fee	[1]	7,403,734	175,219
Advance to suppliers		$ 7,403,734	$ 245,723

[1]	Included in the prepaid service fee, $7,361,018 represent two contracts signed with two suppliers to provide online marketing service to the Company, through Google, Facebook and TikTok platforms.